UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard Long-Term Treasury Fund Schedule of Investments April 30, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (97.0%)

U.S. Government Securities (90.4%)
U.S. Treasury Bond	8.875%	2/15/2019	$37,000	$53,725
U.S. Treasury Bond	8.125%	8/15/2019	182,523	252,139
U.S. Treasury Bond	8.750%	8/15/2020	9,000	13,182
U.S. Treasury Bond	7.875%	2/15/2021	241,581	331,833
U.S. Treasury Bond	8.125%	5/15/2021	116,875	164,191
U.S. Treasury Bond	8.125%	8/15/2021	17,000	23,938
U.S. Treasury Bond	7.125%	2/15/2023	59,000	77,013
U.S. Treasury Bond	6.250%	8/15/2023	52,500	63,090
U.S. Treasury Bond	6.875%	8/15/2025	52,000	67,405
U.S. Treasury Bond	6.000%	2/15/2026	55,500	65,689
U.S. Treasury Bond	6.750%	8/15/2026	49,000	63,118
U.S. Treasury Bond	6.500%	11/15/2026	34,300	43,068
U.S. Treasury Bond	6.625%	2/15/2027	43,000	54,812
U.S. Treasury Bond	6.375%	8/15/2027	101,650	126,411
U.S. Treasury Bond	6.125%	11/15/2027	45,000	54,464
U.S. Treasury Bond	5.500%	8/15/2028	33,800	38,051
U.S. Treasury Bond	5.250%	2/15/2029	52,250	57,042
U.S. Treasury Bond	6.125%	8/15/2029*	199,000	242,874

				1,792,045

Agency Bonds and Notes (6.6%)
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.670%	9/15/2009	17,000	18,652
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.200%	1/15/2010	7,100	7,987
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.250%	6/15/2010	64,080	72,708
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.070%	4/30/2011	29,000	31,540

				130,887

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $1,674,512)	1,922,932

TEMPORARY CASH INVESTMENT (1.9%)			Shares

Vanguard Yorktown Liquidity Fund, 2.801%**
(Cost $38,497)			38,496,666	38,497

TOTAL INVESTMENTS (98.9%)
(Cost $1,713,009)				1,961,429

OTHER ASSETS AND LIABILITIES—NET (1.1%)				21,454

NET ASSETS (100%)				$1,982,883

*Securities with a value of $2,441,000 have been segregated as initial margin for open futures contracts.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $1,713,009,000. Net unrealized appreciation of investment securities for tax purposes was $248,420,000 consisting of unrealized gains of $248,420,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(3,207)	$347,809	$(3,835)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.